Mandatory convertible bond issuance (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of fair valuation monte carlo model

Parameter	Value / Source
Effective date	March 19, 2025
Maturity	March 19, 2028
Nominal value	$8.165 million (converted from €7.5 million FX as of 3/19/2025)
Risk-free rate	4.00% (U.S. Treasury, 3.0-year term)
Equity volatility (annualized)	83.0% (Historical, 3.0-year horizon)
Stock price on valuation date	$3.82 (Nasdaq CM: GNTA – S&P Capital IQ)
Simulated term	3.0 years
Number of simulations	20,000

Parameter	As of March 19, 2025	As of June 30, 2025
GNTA share price	$3.82	$3.05
Stock volatility (3.0-year horizon)	83.0%	82.0%
Risk-free rate (3.0 years)	4.0%	3.7%
Implied yield (adjusted yield for June 30, 2025)	7.3%	6.8%
Expected term	3.0 years	2.7 years

Schedule of corporate scenarios model

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	3/31/2026	$8,678	$9,321	7.3%	0.9299	$217
Change of control	5.0%	12/31/2027	$9,548	$9,776	7.3%	0.8221	$402
Maturity	90.0%	3/19/2028	$9,656	$10,317	7.3%	0.8098	$7,519
Dissolution	2.5%	9/30/2026	$8,927	$1,225	7.3%	0.8977	$27
Total Fair Value							$8,165

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	6/30/2026	$9,495	$10,205	6.8%	0.9359	$239
Change of control	5.0%	12/31/2027	$10,301	$10,340	6.8%	0.8472	$438
Maturity	90.0%	3/19/2028	$10,417	$10,863	6.8%	0.8352	$8,166
Dissolution	2.5%	12/31/2026	$9,765	$1,321	6.8%	0.9052	$30
Total Fair Value							$8,873